Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	€ 732,458	€ 894,325	€ 1,219,028
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,751,971	1,838,363	1,623,676
Change in deferred taxes, net	(122,149)	(41,471)	67,259
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(12,902)	(99,268)	44,088
Income from equity method investees	(121,785)	(66,559)	(92,175)
Interest expense, net	336,423	292,476	280,429
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(125,593)	(76,658)	(100,548)
Inventories	(13,140)	(204,307)	(48,530)
Other current and non-current assets	145,697	154,031	164,201
Accounts receivable from related parties	(26,251)	29,976	(62,649)
Accounts payable to related parties	(10,905)	(8,726)	19,696
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	119,384	(348,063)	(383,651)
Income tax liabilities	472,084	325,680	313,713
Received dividends from investments in equity method investees	219,953	95,213	58,472
Paid interest	(394,535)	(350,681)	(341,629)
Received interest	88,217	67,663	73,170
Paid income taxes	(410,126)	(334,615)	(345,052)
Net cash provided by (used in) operating activities	2,628,801	2,167,379	2,489,498
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(684,596)	(723,988)	(854,360)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(35,202)	(59,133)	(434,171)
Investments in debt securities	(102,363)	(105,641)	(129,081)
Proceeds from sale of property, plant and equipment	16,138	36,205	24,424
Proceeds from divestitures	172,201	60,161	52,444
Proceeds from sale of debt securities	89,595	57,671	144,516
Net cash provided by (used in) investing activities	(544,227)	(734,725)	(1,196,228)
Financing activities
Proceeds from short-term debt from unrelated parties	55,133	633,094	1,716,261
Repayments of short-term debt from unrelated parties	(230,771)	(1,144,751)	(600,484)
Proceeds from short-term debt from related parties	10,204	84,000	87,946
Repayments of short-term debt from related parties	(14,204)	(157,500)	(26,766)
Proceeds from long-term debt	417,877	986,922	1,244,094
Repayments of long-term debt	(700,663)	(744,620)	(2,083,000)
Repayments of lease liabilities from unrelated parties	(702,212)	(752,884)	(675,639)
Repayments of lease liabilities from related parties	(25,157)	(22,268)	(21,315)
Increase (decrease) of accounts receivable facility	(69,363)	94,962
Proceeds from exercise of stock options		20,153	6,511
Dividends paid	(328,623)	(395,556)	(392,455)
Distributions to noncontrolling interests	(313,365)	(307,417)	(334,844)
Contributions from noncontrolling interests	42,615	88,505	55,309
Net cash provided by (used in) financing activities	(1,858,529)	(1,617,360)	(1,024,382)
Effect of exchange rate changes on cash and cash equivalents	(72,607)	(23,162)	131,228
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	153,438	(207,868)	400,116
Cash and cash equivalents at beginning of period	1,273,787	1,481,655	1,081,539
Cash and cash equivalents at end of period	1,427,225	€ 1,273,787	€ 1,481,655
Thereof: cash and cash equivalents within the disposal groups	€ 23,733